Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 329.8	€ 403.3	€ 390.7	€ 399.7
Financial assets at amortised cost	492.0	537.7
Financial assets at fair value through profit or loss	182.2	167.7
Financial liabilities at amortised cost	(2,949.2)	(2,950.9)
Financial assets (liabilities) at fair value through other comprehensive income	(86.3)	(39.6)
Total	(2,361.3)	(2,285.1)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(90.3)	(60.8)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(90.3)	(60.8)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(797.9)	(773.5)
Financial liabilities	(797.9)	(773.5)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,151.3)	(2,177.4)
Financial liabilities	(2,151.3)	(2,177.4)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets	4.0	21.2
Derivative financial assets held for hedging	4.0	21.2
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	344.4	302.1
Financial assets	344.4	302.1
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	147.6	235.6
Financial assets at fair value through profit or loss	182.2	167.7
Financial assets	€ 329.8	€ 403.3